Risk and sensitivity analysis - Asia, insurance risk sensitivity (Details) - Asia insurance operations - Mortality rates - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	5.00%	5.00%
Effect on post-tax profit and shareholders' equity, increase in assumption	$ (77)	$ (73)